INCOME TAXES - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Non-current deferred tax assets:
Net operating loss carry forward	¥ 119,617	¥ 118,031
Impairment loss	35,840	15,272
Others	22,959	11,776
Non-current deferred income tax assets	178,416	145,079
Valuation allowances	(178,416)	(145,079)
Net non-current deferred income tax assets	¥ 0	¥ 0